Acquisitions	6 Months Ended
Jun. 30, 2015
Acquisitions [Abstract]
Acquisitions
Note 2 – Acquisitions

Acquisitions during the period were accounted for in accordance with Accounting Standards Codification (ASC) No. 805, Business Combinations, and the results of operations of each acquisition have been included in the Company's consolidated results of operations from the respective date of the acquisition.

While management uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date, its estimates and assumptions are subject to refinement. As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Company records adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in its operating results in the period in which the adjustments were determined.

The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition. The fair value assigned to identifiable intangible assets acquired is determined using the income approach which discounts expected future cash flows to present value using estimated assumptions determined by management. The Company believes that these identified intangible assets will have no residual value after their estimated economic useful lives. The identifiable intangible assets are subject to amortization on a straight-line basis as this best approximates the benefit period related to these assets.

The excess of the purchase price over the identified tangible and intangible assets, less liabilities assumed, is recorded as goodwill and primarily reflects the value of the synergies expected to be generated from combining the Company's and the acquired entities' operations.

Eastern Space Systems (ESS)

On April 29, 2015 the Company has acquired Eastern Space Systems (ESS) in Romania, a privately held provider of content management and distribution services and related consulting services. The Company will take over the day-to-day operations, providing extensive customer service, engineering, technological expertise and sales support to all existing ESS Romania customers.

The newly acquired business is expected to provide further synergies for RR Media with additional customer and revenue opportunities anticipated from this acquisition.

The initial accounting for the business combination is not complete because the evaluations necessary to assess the fair values of certain net assets acquired and the amount of goodwill to be recognized are still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Any changes to the fair value assessments will affect the acquisition-date fair value of goodwill.

RR Media purchased 100% of the common stocks of ESS. The purchase price of ESS includes a component of a contingent consideration. The fair value of the contingent consideration recognized on the acquisition date was estimated as $1.1 million, and was based on projected earnings of the acquired company.

The following table summarizes the provisional allocation at the consideration to the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisitions date (In thousands):

Cash	27
Working capital, net	(2,159)
Fixed asset	627
Customer relations	2,200
Other liabilities	(750)
Goodwill	4,645
Long term deferred tax	(352)
Total Fair Value	4,238
Contingent consideration in respect of acquisition	(1,138)
Cash Paid	(3,100)

Satlink Communications Ltd.

On June 8, 2015 the Company has acquired 100% of the common stocks of Satlink Communications Ltd; an Israel-based global provider of content distribution, management and playout services.

The newly acquired business is expected to provide further synergies for RR Media with additional customer and revenue opportunities anticipated from this acquisition.

The initial accounting for the business combination is not complete because the evaluations necessary to assess the fair values of certain net assets acquired and the amount of goodwill to be recognized are still in process. The provisional amounts are subject to revision until the evaluations are completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Any changes to the fair value assessments will affect the acquisition-date fair value of goodwill.

The following table summarizes the provisional allocation at the consideration to the fair value of the tangible and intangible assets acquired and liabilities assumed as of the acquisitions date (In thousands):

Cash	1,396
Working capital, net	(6,886)
Fixed assets	8,630
Other long term liabilities	(289)
Customer relations	900
Goodwill	15,297
Total Fair Value	19,048
Cash Paid	(19,048)